Acquisitions (Details 2) (USD $)	3 Months Ended								12 Months Ended														12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Canadian and U.K. operations	Dec. 31, 2011 U.S. Operations	Dec. 31, 2010 U.S. Operations	Dec. 31, 2009 U.S. Operations	Dec. 31, 2011 Western Coal Corp	Dec. 31, 2010 Western Coal Corp	Apr. 02, 2011 Western Coal Corp	Apr. 02, 2011 Western Coal Corp Common stock of Walter Energy	Apr. 02, 2011 Western Coal Corp Stock options issued and warrants assumed	Dec. 31, 2011 Western Coal Corp Canadian and U.K. operations	Dec. 31, 2011 Western Coal Corp U.S. Operations	Dec. 31, 2011 Western Coal Corp Preliminary	Sep. 30, 2011 Western Coal Corp Preliminary	Sep. 30, 2011 Western Coal Corp Adjustments	Jun. 30, 2011 Western Coal Corp Adjustments	Dec. 31, 2011 Western Coal Corp Adjustments	Dec. 31, 2011 Western Coal Corp Recast Adjustments	Dec. 31, 2011 North River Mine M	May 06, 2011 North River Mine
Acquisitions
Depreciation and depletion									$ 230,681,000	$ 98,702,000	$ 72,939,000	$ 74,203,000	$ 155,702,000	$ 98,170,000	$ 72,533,000								$ 245,509,000					$ (14,828,000)
Net income	80,252,000	87,080,000	114,453,000	81,813,000	91,868,000	136,215,000	116,163,000	41,551,000	363,598,000	385,797,000	137,158,000												349,176,000		4,100,000	7,800,000		14,422,000
Diluted net income per share (in dollars per share)	$ 1.28	$ 1.39	$ 1.83	$ 1.53	$ 1.72	$ 2.55	$ 2.16	$ 0.77	$ 6.00	$ 7.18	$ 2.55												$ 5.76		$ 0.07	$ 0.13		$ 0.24
Purchase consideration:
Cash consideration																		2,173,080,000												1,100,000
Liabilities assumed																														90,900,000
Fair value of shares of common stock issued or stock options issued and warrants																			1,224,126,000	34,765,000
Fair value of consideration transferred																		3,431,971,000
Business Combination Step Acquisition Equity Interest in Acquiree Fair Value																		314,231,000
Total consideration																		3,746,202,000
Below-market coal sales contract liability																														70,000,000
Remaining maturity period of below-market coal sales contract liability (in months)																													26
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents																34,065,000							34,065,000	34,065,000
Receivables																163,668,000							163,668,000	163,668,000
Inventories																121,229,000							121,229,000	122,012,000			(783,000)
Other current assets																86,498,000							86,475,000	65,606,000			20,869,000	23,000
Mineral interests																3,086,000,000							2,992,000,000	4,399,000,000			(1,407,000,000)	94,000,000
Property, plant and equipment																554,192,000							560,894,000	565,228,000			(4,334,000)	(6,702,000)
Goodwill																1,065,040,000					992,400,000,000	72,600,000	1,122,884,000	277,404,000			845,480,000	(57,844,000)	1,700,000
Other long-term assets																54,150,000							54,150,000	54,150,000
Total assets																5,164,842,000							5,135,365,000	5,681,133,000			(545,768,000)	29,477,000
Accounts payable and accrued liabilities																184,983,000							184,983,000	180,157,000			4,826,000
Other current liabilities																86,105,000							82,175,000	75,824,000			6,351,000	3,930,000
Deferred tax liability																1,046,708,000							1,021,161,000	1,576,896,000			(555,735,000)	25,547,000
Other long-term liabilities																100,844,000							100,844,000	102,054,000			(1,210,000)
Total liabilities																1,418,640,000							1,389,163,000	1,934,931,000			(545,768,000)	29,477,000
Net assets acquired																3,746,402,000							3,746,202,000	3,746,202,000
Recast and previously reported operation's of acquisition
Depreciation and depletion									230,681,000	98,702,000	72,939,000	74,203,000	155,702,000	98,170,000	72,533,000								245,509,000					(14,828,000)
Operating income	131,174,000	158,027,000	164,463,000	119,767,000	144,735,000	207,787,000	170,223,000	71,307,000	573,431,000	594,062,000	202,170,000	86,538,000	561,370,000	634,442,000	231,256,000								558,603,000					14,828,000
Income from continuing operations before income tax expense									494,823,000	577,596,000	183,994,000												479,995,000					14,828,000
Income tax expense									131,225,000	188,171,000	42,144,000												130,819,000					406,000
Net income	80,252,000	87,080,000	114,453,000	81,813,000	91,868,000	136,215,000	116,163,000	41,551,000	363,598,000	385,797,000	137,158,000												349,176,000		4,100,000	7,800,000		14,422,000
Net income per share:
Basic (in dollars per share)									$ 6.03	$ 7.25	$ 2.58												$ 5.79					$ 0.24
Diluted (in dollars per share)	$ 1.28	$ 1.39	$ 1.83	$ 1.53	$ 1.72	$ 2.55	$ 2.16	$ 0.77	$ 6.00	$ 7.18	$ 2.55												$ 5.76		$ 0.07	$ 0.13		$ 0.24
Recast and previously reported cash flow of acquisition
Net income	80,252,000	87,080,000	114,453,000	81,813,000	91,868,000	136,215,000	116,163,000	41,551,000	363,598,000	385,797,000	137,158,000												349,176,000		4,100,000	7,800,000		14,422,000
Adjustments to reconcile net income to net cash flows provided by (used in) operating activities:
Depreciation and depletion									230,681,000	98,702,000	72,939,000	74,203,000	155,702,000	98,170,000	72,533,000								245,509,000					(14,828,000)
Deferred income tax credit									66,803,000	83,174,000	29,038,000												66,397,000					406,000
Acquisition related costs (included in Selling, general and administrative expenses at the end of the period)																23,200,000
Actual Western Coal Results Included in Walter Energy's Consolidated Results
Revenue																846,682,000
Net income																74,960,000
Supplemental Pro forma Combined Results
Revenue																2,795,566,000	2,358,040,000
Net income																$ 418,419,000	$ 342,693,000